Subsequent Events	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Subsequent Events
Subsequent Events
7.     Subsequent Events

41,667 common shares were issued subsequent to year end pursuant to the private placement approved by the Board of Directors on April 27, 2012 and included as common shares subscribed.

NOTE 7- SUBSEQUENT EVENTS There were no events subsequent to the year ended July 31, 2011 that would warrant further disclosures.